Loans - Schedule of Land Use Rights Pledged as Collateral for Bank Loans (Details) - Mr. Ma Biu and Ms. Liu Liangping [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Bank Loans [Line Items]
Total short term bank loans	$ 1,573,692	$ 1,438,626
Buildings, net [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short term bank loans	865,239	740,555
Land use right, net [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short term bank loans	$ 708,453	$ 698,071